Statement of Investments

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS—78.1%
AUSTRALIA—5.8%
USD	6,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$7,050,000
USD	6,845	Macquarie Bank Ltd., 3.62%, 06/03/2030 (b)	7,333,859
AUD	20,000	New South Wales Treasury Corp., 2.00%, 03/20/2031	15,378,031
USD	4,000	QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025 (a)(b)	4,390,000
USD	9,100	Santos Finance Ltd., 4.13%, 06/14/2027 (b)(c)	9,847,200
AUD	410	Transurban Queensland Finance Pty Ltd., 3.25%, 05/07/2031 (c)	315,402
AUD	5,000	Treasury Corp. of Victoria, 2.25%, 11/20/2040	3,691,863
AUD	23,600	Wesfarmers Ltd., 2.55%, 03/23/2031 (b)(c)	17,932,807
SGD	250	Westpac Banking Corp., 4.11%, 04/15/2025	199,316
			66,138,478
CHINA—23.2%
CNY	30,000	Central Huijin Investment Ltd., 3.02%, 03/13/2025	4,634,513
CNY	10,000	Central Huijin Investment Ltd., 3.67%, 01/16/2024	1,577,239
USD	3,700	China Aoyuan Group Ltd., 6.20%, 09/24/2023 (b)(c)	3,073,511
USD	720	China Aoyuan Group Ltd., 6.35%, 02/08/2023 (b)(c)	655,552
USD	3,800	China Construction Bank Corp., (fixed rate to 02/27/2024, variable rate thereafter), 4.25%, 02/27/2024 (b)(c)	4,074,090
USD	4,000	China Construction Bank Corp., (fixed rate to 06/24/2025, variable rate thereafter), 2.45%, 06/24/2025 (b)(c)	4,095,536
CNY	120,000	China Development Bank, 3.34%, 07/14/2025	18,871,227
CNH	8,000	China Development Bank Hong Kong, 3.20%, 09/21/2023	1,238,241
USD	2,680	China Evergrande Group, 8.75%, 08/30/2021 (b)(c)	1,106,191
USD	5,400	China Evergrande Group, 10.00%, 08/30/2021 (b)(c)	2,309,202
USD	3,929	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	4,047,656
CNY	10,000	China National Petroleum Corp., 3.72%, 09/20/2021	1,552,135
USD	1,486	China Oil & Gas Group Ltd., 4.70%, 06/30/2024 (b)(c)	1,499,009
USD	3,500	China Oil & Gas Group Ltd., 5.50%, 08/30/2021 (b)(c)	3,578,739
CNY	40,000	China Petroleum & Chemical Corp., 2.70%, 04/01/2023	6,178,366
USD	10,522	Chinalco Capital Holdings Ltd., 4.25%, 04/21/2022 (b)	10,685,083
USD	7,000	CIFI Holdings Group Co. Ltd., 6.55%, 03/28/2022 (b)(c)	7,213,354
USD	3,405	CMHI Finance BVI Co. Ltd. (fixed rate to 10/09/2025 variable rate thereafter), 3.88%, 10/09/2025 (a)(b)	3,523,426
USD	3,600	CNAC HK Finbridge Co. Ltd., 3.88%, 06/19/2029 (b)	3,825,396
USD	3,320	CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/2028 (b)	3,778,895
USD	2,522	Country Garden Holdings Co. Ltd., 3.30%, 10/12/2030 (b)(c)	2,293,512
USD	8,110	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (b)(c)	8,741,019
MYR	10,000	Country Garden Real Estate Sdn Bhd, 6.40%, 05/06/2022	2,416,114
USD	4,526	ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2024 (b)(c)	4,617,184
USD	3,200	Fufeng Group Ltd., 5.88%, 08/28/2021 (b)	3,208,800
USD	3,600	Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023 (b)	3,554,890
USD	3,000	Geely Automobile Holdings Ltd., 3.63%, 01/25/2023 (b)	3,083,117
USD	4,200	Geely Sweden Finance AB, 4.88%, 11/15/2021 (b)	4,234,290
USD	3,962	GLP China Holdings Ltd., 2.95%, 03/29/2026 (b)	4,023,166
USD	5,400	HBIS Group Hong Kong Co. Ltd., 3.75%, 12/18/2022 (b)	5,386,445

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	3,470	Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/2021 (b)(c)	$3,558,725
USD	2,400	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025 (b)	1,668,000
USD	6,700	Huarong Finance II Co. Ltd., 5.50%, 01/16/2025 (b)	4,773,750
CNY	50,000	Industrial & Commercial Bank of China Ltd. Series A, 4.15%, 11/16/2025 (c)	7,924,908
USD	700	Kaisa Group Holdings Ltd., 9.75%, 09/28/2022 (b)(c)	563,500
USD	4,603	Kaisa Group Holdings Ltd., 10.88%, 08/30/2021 (b)(c)	3,867,671
USD	3,941	Kaisa Group Holdings Ltd., 11.95%, 11/12/2021 (b)(c)	3,355,762
USD	6,650	Longfor Group Holdings Ltd., 3.95%, 09/16/2029 (b)	6,975,859
USD	4,083	MCC Holding Hong Kong Corp. Ltd., (fixed rate to 04/20/2024, variable rate thereafter), 2.95%, 04/20/2024 (a)(b)	4,146,695
USD	12,883	Seazen Group Ltd., 6.00%, 08/12/2024 (b)	12,922,553
USD	2,310	Seazen Group Ltd., 6.45%, 06/11/2022 (b)	2,322,686
USD	2,040	Shandong Iron And Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024 (b)	2,049,524
USD	3,754	Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023 (b)	3,904,044
USD	7,300	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 04/13/2030 (b)(c)	7,401,813
USD	11,800	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	12,266,378
USD	1,100	Shimao Group Holdings Ltd., 4.60%, 07/13/2025 (b)(c)	1,093,585
USD	2,807	SPIC Luxembourg Latin America Renewable Energy Investment Co. Sarl, 4.65%, 10/30/2023 (b)	2,995,968
USD	690	Sunac China Holdings Ltd., 5.95%, 01/26/2023 (b)(c)	623,753
USD	5,714	Sunac China Holdings Ltd., 6.80%, 10/20/2023 (b)(c)	5,194,087
USD	1,786	Sunac China Holdings Ltd., 7.00%, 07/09/2023 (b)(c)	1,610,161
USD	3,394	Tencent Holdings Ltd., 3.24%, 12/03/2049 (b)(c)	3,307,826
USD	7,100	Times China Holdings Ltd., 6.20%, 09/22/2023 (b)(c)	6,471,650
USD	7,000	Wuhan Metro Group Co. Ltd., (fixed rate to 12/05/2021, variable rate thereafter), 5.98%, 12/05/2021 (a)(b)	7,093,447
USD	7,280	Xiaomi Best Time International Ltd., 2.88%, 04/14/2031 (b)(c)	7,284,729
USD	6,920	Yango Justice International Ltd., 7.88%, 09/04/2023 (b)(c)	6,107,296
USD	7,457	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (b)(c)	6,282,956
USD	4,000	Zhenro Properties Group Ltd., 7.88%, 01/14/2023 (b)(c)	3,755,952
USD	4,156	Zhongsheng Group Holdings Ltd., 3.00%, 12/13/2025 (b)(c)	4,248,287
			262,847,463
GERMANY—0.7%
AUD	10,000	Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024 (d)	8,202,902
HONG KONG—2.6%
USD	7,000	CAS Capital No 1 Ltd. (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026 (a)(b)	7,077,000
USD	754	Far East Consortium International Ltd., 3.75%, 09/08/2021 (b)	750,429
USD	15,500	Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027 (b)	20,480,340
USD	980	Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (b)	1,498,447
			29,806,216
INDIA—16.8%
USD	7,302	Adani Electricity Mumbai Ltd., 3.95%, 02/12/2030 (b)	7,350,264
USD	6,910	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	7,507,715
USD	2,232	Adani International Container Terminal Pvt Ltd., 3.00%, 08/18/2030 (b)	2,167,177
USD	6,500	Adani Ports & Special Economic Zone Ltd., 4.20%, 02/04/2027 (b)(c)	6,821,841

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
USD	3,050	Adani Transmission Ltd., 4.00%, 08/03/2026 (b)	$3,206,130
USD	3,749	Adani Transmission Ltd., 4.25%, 05/21/2036 (b)(e)	3,831,984
INR	200,000	Axis Bank Ltd., 7.60%, 10/20/2023	2,835,552
INR	500,000	Axis Bank Ltd., 8.85%, 12/05/2024	7,388,665
USD	7,030	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	7,383,356
USD	3,300	Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024 (b)	3,623,829
USD	1,200	GMR Hyderabad International Airport Ltd., 4.75%, 02/02/2026 (b)	1,216,220
USD	5,173	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	5,277,101
INR	750,000	HDFC Bank Ltd., 7.95%, 09/21/2026	10,809,585
INR	100,000	Housing Development Finance Corp. Ltd., 7.90%, 08/24/2026	1,443,620
INR	100,000	ICICI Bank Ltd., 7.60%, 10/07/2023	1,416,665
INR	250,000	ICICI Bank Ltd., 9.15%, 08/06/2024	3,684,405
USD	5,732	IIFL Finance Ltd., 5.88%, 04/20/2023 (b)	5,524,808
USD	7,072	India Green Power Holdings, 4.00%, 02/22/2024 (b)	7,054,320
USD	4,000	Indiabulls Housing Finance Ltd., 6.38%, 05/28/2022 (b)	3,805,967
INR	200,000	Indiabulls Housing Finance Ltd., 8.90%, 09/26/2021	2,684,516
INR	100,000	Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	1,026,436
INR	300,000	Indiabulls Housing Finance Ltd., 9.08%, 12/31/2021	3,998,852
INR	50,000	Indian Railway Finance Corp. Ltd., 8.45%, 12/04/2028	733,765
INR	150,000	National Highways Authority of India, 7.70%, 09/13/2029	2,109,595
INR	50,000	NTPC Ltd., 8.05%, 05/05/2026	728,436
INR	250,000	NTPC Ltd., 8.10%, 05/27/2026	3,652,536
USD	7,112	Power Finance Corp. Ltd., 6.15%, 12/06/2028 (b)	8,396,360
INR	250,000	Power Finance Corp. Ltd., 8.39%, 04/19/2025	3,622,338
INR	400,000	Power Finance Corp. Ltd., 8.65%, 12/27/2024	5,840,693
INR	150,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2027	2,186,396
INR	500,000	Power Grid Corp. of India Ltd., 8.13%, 04/25/2028	7,187,274
USD	3,689	REC Ltd., 4.75%, 05/19/2023 (b)	3,881,829
INR	150,000	REC Ltd., 8.10%, 06/25/2024	2,154,404
INR	150,000	REC Ltd., 9.34%, 08/25/2024	2,219,069
INR	70,000	REC Ltd., 9.35%, 06/15/2022	980,958
USD	2,550	Reliance Industries Ltd., 4.13%, 01/28/2025 (b)	2,786,844
INR	800,000	Reliance Industries Ltd., 8.30%, 03/08/2022	11,025,025
USD	8,000	Shriram Transport Finance Co. Ltd., 4.40%, 03/13/2024 (b)	7,960,000
INR	300,000	State of Maharashtra India, 7.20%, 08/09/2027	4,123,914
USD	8,502	UltraTech Cement Ltd., 2.80%, 08/16/2030 (b)(c)	8,288,934
USD	6,637	UPL Corp. Ltd., 4.63%, 06/16/2030 (b)	7,150,834
USD	5,600	Vedanta Resources Ltd., 6.38%, 07/30/2022 (b)	5,527,760
			190,615,972
INDONESIA—5.9%
IDR	20,000,000	Adira Dinamika Multi Finance Tbk PT, 7.80%, 10/04/2022	1,433,915
IDR	10,000,000	Astra Sedaya Finance PT, 8.80%, 02/13/2022	709,283
USD	2,198	Bank Mandiri Persero Tbk PT, 4.75%, 05/13/2025 (b)	2,435,518
IDR	10,000,000	Bank Rakyat Indonesia Persero Tbk PT, 8.25%, 08/24/2024	736,456
USD	7,300	Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025 (b)	7,455,369
IDR	10,000,000	Federal International Finance PT, 8.80%, 03/12/2022	711,150
USD	5,326	FPC Treasury Ltd., 4.50%, 04/16/2023 (b)	5,578,985
USD	3,766	Hutama Karya Persero PT, 3.75%, 02/11/2030 (b)(c)(d)	4,053,702
USD	4,283	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 12/09/2030 (b)(c)	4,432,274

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
IDR	20,000,000	Lembaga Pembiayaan Ekspor Indonesia, 8.45%, 07/09/2022	$1,438,755
USD	5,586	LLPL Capital Pte Ltd., 6.88%, 02/04/2039 (b)(e)	6,528,638
USD	4,565	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	4,838,900
USD	3,400	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.88%, 07/17/2029 (b)	3,604,000
USD	7,227	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (b)(c)	7,118,595
USD	6,129	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048 (b)	7,607,621
IDR	12,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 8.25%, 07/05/2023	875,467
USD	7,181	Tower Bersama Infrastructure Tbk PT, 2.75%, 12/20/2025 (b)(c)	7,234,858
			66,793,486
JAPAN—0.5%
USD	4,850	Nissan Motor Co. Ltd., 4.81%, 06/17/2030 (b)(c)	5,537,032
KAZAKHSTAN—0.7%
KZT	3,265,000	Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026 (b)	7,705,266
			7,705,266
KUWAIT—0.7%
USD	6,759	MEGlobal Canada ULC, 5.00%, 05/18/2025 (b)	7,554,534
MACAO—0.6%
USD	3,575	MGM China Holdings Ltd., 5.25%, 06/18/2022 (b)(c)	3,664,375
USD	3,500	MGM China Holdings Ltd., 5.88%, 05/15/2022 (b)(c)	3,631,250
			7,295,625
MALAYSIA—1.8%
MYR	5,000	CIMB Group Holdings Bhd, 4.95%, 03/29/2023 (c)	1,222,481
MYR	5,000	DRB-Hicom Bhd, 5.10%, 12/12/2029	1,213,951
MYR	5,000	Malayan Banking Bhd, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024 (a)	1,214,976
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.86%, 10/20/2028	1,149,882
MYR	5,000	Pengerang LNG Two Sdn Bhd, 2.92%, 10/19/2029	1,139,443
MYR	10,000	Petroleum Sarawak Exploration & Production Sdn Bhd, 4.10%, 03/19/2031	2,353,028
USD	2,600	Petronas Capital Ltd., 3.50%, 01/21/2030 (b)(c)	2,843,541
MYR	5,000	Press Metal Aluminium Holdings Bhd, 4.00%, 08/15/2025	1,185,972
USD	7,000	TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026 (b)	7,526,260
			19,849,534
MEXICO—0.6%
MXN	145,000	Petroleos Mexicanos, 7.19%, 09/12/2024 (b)	6,933,178
NORWAY—0.5%
AUD	7,000	Kommunalbanken AS, 4.50%, 04/17/2023 (b)	5,511,250
			5,511,250
OMAN—0.2%
USD	2,765	OQ SAOC, 5.13%, 05/06/2028 (b)	2,771,912

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
PHILIPPINES—3.8%
USD	1,800	AC Energy Finance International Ltd., 5.10%, 11/25/2025 (a)(b)	$1,890,964
USD	7,000	ICTSI Treasury BV, 5.88%, 09/17/2025 (b)	8,191,720
USD	11,000	Manila Water Co., Inc., 4.38%, 07/30/2025 (b)(c)	11,743,061
USD	13,086	Megaworld Corp., 4.25%, 04/17/2023 (b)	13,805,379
USD	7,000	Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024 (a)(b)	7,297,500
			42,928,624
SAUDI ARABIA—0.6%
USD	7,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 03/21/2023 (b)	7,261,450
SINGAPORE—2.3%
USD	4,300	DBS Group Holdings Ltd., (fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025 (a)(b)	4,418,250
USD	2,400	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	2,582,920
USD	4,538	GLP Pte Ltd. (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026 (a)(b)	4,501,523
USD	3,800	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	3,845,144
USD	3,682	Singapore Airlines Ltd., 3.00%, 06/20/2026 (b)(c)	3,778,616
USD	7,000	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (b)	7,201,669
			26,328,122
SOUTH KOREA—2.7%
USD	11,400	Busan Bank Co. Ltd., 3.63%, 07/25/2026 (b)	12,152,628
USD	3,300	Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/2024 (b)	3,526,282
USD	2,000	Kookmin Bank, 2.50%, 11/04/2030 (b)	2,015,943
USD	5,900	Shinhan Bank Co. Ltd., 4.50%, 03/26/2028 (b)	6,745,460
USD	2,071	SK Hynix, Inc., 2.38%, 01/19/2031 (b)	2,053,147
USD	3,650	Tongyang Life Insurance Co. Ltd. (fixed rate to 09/22/2025 variable rate thereafter), 5.25%, 09/22/2025 (a)(b)	3,851,882
			30,345,342
THAILAND—2.6%
USD	1,200	Bangkok Bank PCL, 9.03%, 03/15/2029 (b)	1,684,910
USD	6,900	Bangkok Bank PCL, (fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2029 (b)(c)	7,172,688
USD	7,000	Krung Thai Bank PCL, (fixed rate to 03/25/2026, variable rate thereafter), 4.40%, 03/25/2026 (a)(b)	7,091,560
USD	5,800	Minor International PCL, (fixed rate to 06/29/2023, variable rate thereafter), 3.10%, 06/29/2023 (a)(b)	5,918,704
USD	3,342	PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059 (b)	3,573,802
USD	3,800	TMB Bank PCL, (fixed rate to 12/02/2024, variable rate thereafter), 4.90%, 12/02/2024 (a)(b)	3,861,585
			29,303,249

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

CORPORATE BONDS (continued)
TURKEY—0.3%
USD	3,460	Turk Telekomunikasyon AS, 6.88%, 02/28/2025 (b)	$3,822,262
			3,822,262
UNITED ARAB EMIRATES—2.8%
MYR	10,000	Abu Dhabi National Energy Co. PJSC, 4.65%, 03/03/2022	2,389,078
USD	7,100	Esic Sukuk Ltd., 3.94%, 07/30/2024 (b)	7,387,408
USD	7,237	Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036 (b)(e)	7,167,528
USD	6,500	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	7,085,000
USD	6,400	Tabreed Sukuk Spc Ltd., 5.50%, 10/31/2025 (b)	7,378,432
			31,407,446
UNITED KINGDOM—1.4%
USD	6,999	Standard Chartered PLC, 3.95%, 01/11/2023 (b)	7,283,474
USD	5,000	Standard Chartered PLC, 4.05%, 04/12/2026 (b)	5,542,300
USD	2,759	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	3,003,861
			15,829,635
UNITED STATES—0.6%
USD	5,600	Hyundai Capital America, 6.38%, 01/08/2030 (b)(c)	7,339,276
			7,339,276
VIETNAM—0.4%
USD	4,310	Mong Duong Finance Holdings BV, 5.13%, 05/07/2023 (b)(c)(e)	4,266,900
			4,266,900
		Total Corporate Bonds — 78.1% (cost $882,325,264)	886,395,154
GOVERNMENT BONDS—61.5%
AUSTRALIA—9.5%
AUD	2,300	Australia Government Bond, 2.75%, 11/21/2029 (b)	1,923,667
AUD	54,000	Australia Government Bond, 3.25%, 06/21/2039 (b)	48,749,531
AUD	13,500	New South Wales Treasury Corp., 3.00%, 02/20/2030 (b)	11,249,010
AUD	7,500	New South Wales Treasury Corp., 4.00%, 05/20/2026 (b)	6,359,218
AUD	15,000	New South Wales Treasury Corp., 6.00%, 03/01/2022	11,387,681
AUD	300	Queensland Treasury Corp., 3.50%, 08/21/2030 (b)	261,189
AUD	22,000	Queensland Treasury Corp., 4.25%, 07/21/2023 (b)	17,434,829
AUD	13,000	Treasury Corp. of Victoria, 6.00%, 10/17/2022	10,232,660
			107,597,785
BAHRAIN—0.6%
USD	7,300	Bahrain Government International Bond, 5.45%, 09/16/2032 (b)	7,144,145
			7,144,145
BRAZIL—2.4%
BRL	103,000	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	20,487,987

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
BRL	31,000	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2027	$6,166,287
			26,654,274
CHINA—8.2%
CNY	60,000	China Government Bond, 1.99%, 04/09/2025 (f)	9,064,170
CNY	30,000	China Government Bond, 2.20%, 02/13/2022 (f)	4,643,909
CNY	100,000	China Government Bond, 2.36%, 07/02/2023 (f)	15,451,265
CNY	130,000	China Government Bond, 2.68%, 05/21/2030 (f)	19,681,462
CNY	30,000	China Government Bond, 3.02%, 10/22/2025 (f)	4,713,210
CNY	250,000	China Government Bond, 3.27%, 11/19/2030 (f)	39,944,705
			93,498,721
EL SALVADOR—0.6%
USD	7,585	El Salvador Government International Bond, 8.25%, 04/10/2032 (b)	6,883,463
GHANA—0.7%
USD	3,200	Ghana Government International Bond, 7.88%, 03/26/2027 (b)(e)	3,325,152
USD	4,419	Ghana Government International Bond, 8.13%, 01/18/2026 (b)(e)	4,680,681
			8,005,833
INDIA—5.3%
INR	500,000	India Government Bond, 6.19%, 09/16/2034	6,344,081
INR	735,000	India Government Bond, 6.79%, 05/15/2027	10,205,725
INR	550,000	India Government Bond, 7.17%, 01/08/2028	7,739,837
INR	1,340,000	India Government Bond, 7.26%, 01/14/2029	18,902,076
INR	880,000	India Government Bond, 7.72%, 05/25/2025	12,693,570
INR	300,000	India Government Bond, 8.15%, 11/24/2026	4,418,113
INR	9,590	India Government Bond, 9.20%, 09/30/2030	151,181
			60,454,583
INDONESIA—12.2%
USD	5,314	Indonesia Government International Bond, 5.35%, 02/11/2049	6,951,921
USD	9,880	Indonesia Government International Bond, 8.50%, 10/12/2035 (b)	15,860,921
IDR	86,400,000	Indonesia Treasury Bond, 5.50%, 04/15/2026	6,054,721
IDR	271,570,000	Indonesia Treasury Bond, 6.13%, 05/15/2028	19,012,817
IDR	21,000,000	Indonesia Treasury Bond, 6.50%, 02/15/2031	1,472,940
IDR	13,800,000	Indonesia Treasury Bond, 7.00%, 05/15/2027	1,022,894
IDR	629,200,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	47,646,623
IDR	107,124,000	Indonesia Treasury Bond, 8.38%, 09/15/2026	8,410,669
IDR	300,000,000	Indonesia Treasury Bond, 8.75%, 05/15/2031	24,257,890
IDR	30,000,000	Indonesia Treasury Bond, 9.00%, 03/15/2029	2,431,170
IDR	16,000,000	Indonesia Treasury Bond, 9.50%, 07/15/2031	1,344,682
USD	3,770	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027 (b)	4,224,964
			138,692,212
IRAQ—0.8%
USD	4,063	Iraq International Bond, 5.80%, 09/13/2021 (b)	3,879,688
USD	4,500	Iraq International Bond, 6.75%, 03/09/2023 (b)	4,564,665
			8,444,353

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

GOVERNMENT BONDS (continued)
IVORY COAST—0.8%
USD	8,400	Ivory Coast Government International Bond, 6.38%, 03/03/2028 (b)(e)	$9,294,970
			9,294,970
MALAYSIA—6.5%
MYR	46,000	Malaysia Government Bond, 2.63%, 04/15/2031	10,404,829
MYR	158,300	Malaysia Government Bond, 3.48%, 06/14/2024	38,740,737
MYR	17,500	Malaysia Government Bond, 3.73%, 06/15/2028	4,331,623
MYR	35,900	Malaysia Government Bond, 3.76%, 05/22/2040	8,246,281
MYR	30,500	Malaysia Government Bond, 4.92%, 07/06/2048	7,840,512
MYR	18,000	Malaysia Government Investment Issue, 3.45%, 07/15/2036	4,038,738
			73,602,720
MEXICO—2.3%
MXN	469,000	Mexican Bonos, 8.50%, 05/31/2029	25,933,212
			25,933,212
NIGERIA—1.4%
USD	14,100	Nigeria Government International Bond, 8.75%, 01/21/2031 (b)	15,893,633
OMAN—0.3%
USD	3,204	Oman Government International Bond, 6.25%, 01/25/2031 (b)	3,459,628
			3,459,628
PAKISTAN—4.7%
USD	26,890	Pakistan Government International Bond, 6.88%, 12/05/2027 (b)	27,495,025
USD	7,495	Pakistan Government International Bond, 8.25%, 04/15/2024 (b)	8,094,600
USD	5,209	Pakistan Government International Bond, 8.25%, 09/30/2025 (b)	5,696,354
PKR	1,940,000	Pakistan Investment Bond, 7.00%, 08/20/2023	11,588,027
			52,874,006
SOUTH KOREA—0.7%
KRW	9,900,000	Korea Treasury Bond, 1.88%, 03/10/2051	8,411,450
SUPRANATIONAL—1.7%
AUD	14,000	Asian Development Bank, 5.00%, 03/09/2022	10,583,249
AUD	10,000	International Bank for Reconstruction & Development, 4.25%, 06/24/2025	8,359,351
			18,942,600
UKRAINE—1.4%
USD	15,600	Ukraine Government International Bond, 7.38%, 09/25/2032 (b)(e)	16,224,000
			16,224,000
URUGUAY—1.4%
UYU	674,024	Uruguay Government International Bond, 8.25%, 05/21/2031	15,677,724
			15,677,724
		Total Government Bonds — 61.5% (cost $706,103,642)	697,689,312

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)

SHORT-TERM INVESTMENT—1.8%
UNITED STATES—1.8%
USD	20,338,859	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(g)	$20,338,859
			20,338,859
		Total Short-Term Investment — 1.8% (cost $20,338,859)	20,338,859
		Total Investments — 141.4% (cost $1,608,767,765)	1,604,423,325
		Long Term Debt Securities	(421,000,000)
		Mandatory Redeemable Preferred Stock at Liquidation Value	(50,000,000)
		Other Assets in Excess of Liabilities — 0.1%	1,048,368
		Net Assets—100.0%	$1,134,471,693

AUD—Australian Dollar

BRL—Brazilian Real

CNH—Chinese Yuan Renminbi Offshore

CNY—Chinese Yuan Renminbi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

KZT—Kazakhstan tenge

MXN—Mexican Peso

MYR—Malaysian Ringgit

PHP—Philippine Peso

PKR—Pakistan rupee

SGD—Singapore Dollar

THB—Thai Baht

USD—U.S. Dollar

UYU—Uruguayan Peso

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b)	Denotes a restricted security.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	This security is government guaranteed.
(e)	Sinkable security.
(f)	China A securities. These securities are issued in local currency, traded in the local markets and are held through a qualified foreign institutional investor license.
(g)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

At July 31, 2021, the Company held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

Long Contract Positions
United States Treasury Note 6%–Ultra Bond	216	09/21/2021	$40,059,192	$43,098,750	$3,039,558

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)

United States Treasury Note 6%–2 year	163	09/30/2021	$35,964,418	$35,966,969	$2,551
					$3,042,109
Short Contract Positions
United States Treasury Note 6%–10 year	(1,637)	09/21/2021	$(216,453,819)	$(220,099,766)	$(3,645,947)
United States Treasury Note 6%—5 year	(286)	09/30/2021	(35,293,705)	(35,591,359)	(297,654)
					$(3,943,601)
					$(901,492)

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

Chinese Yuan Renminbi Offshore/United States Dollar
09/27/2021	BNP Paribas S.A.	CNH	24,383,569	USD	3,751,789	$3,754,834	$3,045
09/27/2021	Citibank N.A.	CNH	450,000,000	USD	69,017,653	69,295,655	278,002
Indian Rupee/United States Dollar
08/05/2021	Royal Bank of Canada	INR	1,410,353,100	USD	18,941,907	18,955,813	13,906
Indonesian Rupiah/United States Dollar
10/06/2021	Royal Bank of Canada	IDR	68,051,700,000	USD	4,641,647	4,687,505	45,858
Malaysian Ringgit/United States Dollar
09/01/2021	BNP Paribas S.A.	MYR	6,204,750	USD	1,500,000	1,468,525	(31,475)
09/01/2021	Standard Chartered Bank	MYR	29,970,810	USD	7,195,647	7,093,417	(102,230)
Mexican Peso/United States Dollar
08/25/2021	Citibank N.A.	MXN	177,950,000	USD	8,649,164	8,914,058	264,894
Philippine Peso/United States Dollar
08/06/2021	Citibank N.A.	PHP	1,685,812,423	USD	34,108,427	33,743,725	(364,702)
10/08/2021	Citibank N.A.	PHP	1,478,933,310	USD	29,358,347	29,521,709	163,362
Singapore Dollar/United States Dollar
08/04/2021	Citibank N.A.	SGD	102,929,960	USD	77,161,028	75,965,793	(1,195,235)
South Korean Won/United States Dollar
09/15/2021	Citibank N.A.	KRW	4,420,420,179	USD	3,885,860	3,832,808	(53,052)
09/15/2021	Royal Bank of Canada	KRW	100,958,150,250	USD	89,061,627	87,537,641	(1,523,986)
Thai Baht/United States Dollar
09/17/2021	Citibank N.A.	THB	2,905,806,657	USD	91,729,876	88,396,061	(3,333,815)
						$433,167,544	$(5,835,428)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Australian Dollar
10/29/2021	Citibank N.A.	USD	42,711,490	AUD	58,000,000	$42,579,201	$132,289

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)
Aberdeen Asia-Pacific Income Fund, Inc.

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)

United States Dollar/Chinese Yuan Renminbi Offshore
09/27/2021	Citibank N.A.	USD	45,567,855	CNH	297,105,648	$45,751,401	$(183,546)
United States Dollar/Indian Rupee
08/05/2021	Citibank N.A.	USD	1,400,000	INR	105,300,440	1,415,288	(15,288)
08/05/2021	Royal Bank of Canada	USD	8,829,113	INR	658,650,000	8,852,568	(23,455)
08/05/2021	UBS AG	USD	8,600,000	INR	646,402,660	8,687,958	(87,958)
10/29/2021	Royal Bank of Canada	USD	11,466,951	INR	861,153,100	11,473,424	(6,473)
United States Dollar/Indonesian Rupiah
10/06/2021	Royal Bank of Canada	USD	35,624,656	IDR	522,297,000,000	35,976,616	(351,960)
United States Dollar/Malaysian Ringgit
09/01/2021	HSBC Bank USA	USD	9,052,708	MYR	37,700,000	8,922,743	129,965
09/01/2021	Standard Chartered Bank	USD	28,292,205	MYR	117,161,250	27,729,434	562,771
United States Dollar/Mexican Peso
08/25/2021	HSBC Bank USA	USD	9,881,763	MXN	198,245,023	9,930,697	(48,934)
United States Dollar/Philippine Peso
08/06/2021	Citibank N.A.	USD	34,109,216	PHP	1,685,812,423	33,743,726	365,490
10/08/2021	Citibank N.A.	USD	12,040,492	PHP	604,962,500	12,075,951	(35,459)
						$247,139,007	$437,442
						$680,306,551	$(5,397,986)

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value

USD	6,000,000	02/12/2027	Citigroup	Receive	3-month LIBOR	0.75%	$—	$17,662	$17,662
USD	20,000,000	06/10/2027	Citigroup	Receive	3-month LIBOR	0.70%	—	213,427	213,427
USD	15,000,000	05/06/2030	Citigroup	Receive	3-month LIBOR	0.62%	(7,780)	700,101	692,321
USD	5,000,000	05/11/2030	Citigroup	Receive	3-month LIBOR	0.67%	—	211,429	211,429
USD	25,000,000	06/02/2031	Citigroup	Receive	3-month LIBOR	0.72%	—	1,247,023	1,247,023
USD	20,000,000	07/16/2031	Citigroup	Receive	3-month LIBOR	1.36%	—	(206,989)	(206,989)
							$(7,780)	$2,182,653	$2,174,873

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Asia-Pacific Income Fund, Inc.